File No. 333-27645
                                                              ICA No. 811-08221

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 3, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


                          Pre-Effective Amendment No. 1


                          Post-Effective Amendment No.

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940               [X]


                                 Amendment No. 1

                                   ----------

                            THE TRAUTMAN KRAMER TRUST
               (Exact Name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                            New York, New York 10110

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 575-5500

                                  Robert Kramer
                                500 Fifth Avenue
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Louis S. Citron, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022


         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

               ---------------------------------------------------

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            THE TRAUTMAN KRAMER TRUST
                       Registration Statement on Form N-1A
                              CROSS REFERENCE SHEET

                         Trautman Kramer Value Plus Fund



Form N-1A
Item Number

Part A                Prospectus Caption


1.                    Cover Page
2.                    Highlights; Fee Table
3.                    *
4.                    Highlights;
                      Investment Objective, Policy and Risks; Additional
                      Investment Policies and Risk Considerations
5.(a)(b)(c)           Investment Adviser and Investment Advisory Agreements
  (d)                 Distribution Plans
  (e)                 Custodian, Transfer Agent and Dividend Paying Agent
  (f)                 Investment Adviser and Investment Advisory Agreements
  (g)                 Brokerage Allocation
5A                    Performance Calculation
6.(a)                 Organization and Description of Shares of the Trust
  (b)                 Investment Adviser and Investment Advisory Agreements
  (c)                 Purchase of Shares
  (d)                 Purchase of Shares; Redemption of Shares
  (e)                 Cover Page
  (f)(g)              Dividends, Distribution and Tax Matters
7.(a)(b)              Purchase of Shares
  (c)                 Purchase of Shares
  (d)                 Purchase of Shares
  (e)                 *
  (f)                 Distribution Plans
8.                    Redemption of Shares
9.                    *

Part B                Statement of Additional Information Caption


10.                   Cover Page
11.                   Table of Contents
12.                   *
13.                   Investment Policies and Risks; Investment
                      Restrictions
14.                   Management
15.                   Additional Information
16.(a)(b)             Investment Adviser and Investment Advisory
                      Agreements
   (c)                *
   (d)                *
   (e)                *
   (f)                Distribution Plans
   (g)                *
   (h)                See Prospectus
   (i)                *
17.(a)                Portfolio Transactions and Brokerage
   (b)                *
   (c)                Portfolio Transactions and Brokerage
   (d)                *
   (e)                *
18.                   Additional Information
19.(a)                Purchase and Redemption of Shares
   (b)                Computation of Net Asset Value
   (c)                *
20.                   Tax Matters
21.                   Distribution Plans
22.                   Performance Calculation
23.                   Financial Statements


Part C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

--------------------------

*  Not Applicable

                            THE TRAUTMAN KRAMER TRUST


                         TRAUTMAN KRAMER VALUE PLUS FUND

         The Trautman Kramer Trust (the "Trust") is a Delaware business trust currently consisting of one fund, Trautman Kramer Value Plus Fund, an open-end, non-diversified management investment company (the "Fund"). The Fund's investment objective is long-term capital appreciation. Capital appreciation means an increase in the value of your shares. The Fund seeks to achieve its objective primarily through investments in securities, generally common stock, of United States issuers. The Fund also intends to invest up to 10% of its net assets in securities that have not been registered under the Securities Act of 1933, as amended and therefore are subject to restrictions on resale, and may be illiquid. There is minimal emphasis on current income (dividends).

         Investors should read this Prospectus before investing in the Fund. It contains important information about the Fund and should be kept for future reference. A Statement of Additional Information, dated January o, 1998, which contains additional information about the Fund has been filed with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by calling 1- 888-TKCOVAL (1-888-852-6825) or writing the Trust at c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

                                -----------------

         INVESTMENT IN THE FUND IS SUBJECT TO RISK -- INCLUDING POSSIBLE LOSS OF PRINCIPAL -- AND WILL FLUCTUATE IN VALUE.

                                -----------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
      COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                -----------------


                 The date of this Prospectus is January o, 1998.



                                TABLE OF CONTENTS


                                                      Page
                                                      ----
Highlights.............................................1
Fee Table..............................................2
Performance Calculation................................3
Investment Objective, Policies and Risks...............3
Additional Investment Policies and Risk
  Considerations.......................................4
Investment Adviser and Investment

  Advisory Agreements..................................5
Distribution  Plans....................................6
Shareholder Servicing  Plans...........................6
Administrative Services Agreement..................... 7

Brokerage Allocation.................................. 7
Purchase of Shares.................................... 7
Redemption of Shares................................. 11
Shareholder Privileges............................... 14
Dividends, Distributions and Tax Matters............. 15
Custodian, Transfer Agent and Dividend
  Paying Agent....................................... 16
Counsel and Independent  Auditors.....................17
Additional Information............................... 17


                                -----------------

                                   HIGHLIGHTS

WHAT IS THE TRAUTMAN KRAMER TRUST?

         The Trautman Kramer Trust, a business trust formed under the laws of the State of Delaware, is currently comprised of one series.


WHAT IS THE TRAUTMAN KRAMER VALUE PLUS FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Trautman Kramer Value Plus Fund is an open-end, non-diversified management investment company. The Fund seeks to achieve its objective primarily through investments in securities , generally common stock, of United States issuers. The Fund will invest in common stocks of companies that are considered by its investment adviser or sub-adviser to be out of favor with investors and which appear to be undervalued in relation to their potential growth or earning power. The Fund also intends to invest up to 10% of its net assets in securities that have not been registered under the Securities Act of 1933, as amended and therefore are subject to restrictions on resale, and may be illiquid. Overall, the Fund provides investors the opportunity to access a value style of investment, emphasizing long-term capital appreciation, plus potential for additional upside performance via non-registered "private" securities issues. (See "Investment Objective, Policies and Risks.")


WHO MANAGES THE FUND?


         Trautman Kramer Capital Management, Inc. (the "Adviser") serves as the Fund's investment adviser. The Adviser supervises all aspects of the Fund's operations and provides investment advisory services. As compensation, the Adviser receives a fee based on the Fund's average daily net assets. To help in providing these services, the Adviser has entered into a sub-advisory agreement with Tocqueville Asset Management L.P. (the "Sub-Adviser"). (See "Investment Adviser and Investment Advisory Contracts.")


BUYING AND SELLING SHARES


          The Fund offers two classes of shares which may be purchased at a price equal to the next determined net asset value per share plus a charge which, at the election of the purchaser, may be imposed (i) at the time of purchase (the "Class A shares"), or (ii) at the time of purchase and on a deferred basis (the "Class B shares"). As an open-end investment company, the Fund has an obligation to redeem its shares upon request. Class B shares may only be purchased by certain investors. (See "Purchase of Shares - General Information.")

DISTRIBUTION  PLANS

         The Fund has adopted a distribution plan for each class of shares, pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), that allows the Fund to pay from the assets attributable to a particular class for distribution activities related to the sale of such class of shares. Each distribution plan provides that such expenses may total up to .50% per annum of the average daily net assets of the class of shares. (See "Distribution Plans").


SPECIAL RISK CONSIDERATIONS

         Investors should be aware that there are risks associated with certain investment techniques and strategies employed by the Fund. The Fund's net asset value per share can be expected to fluctuate. Investors should consider the Fund a supplement to an overall investment program and should only invest if they are willing to undertake the risks involved. (See "Investment Objective, Policies and Risks" and "Additional Investment Policies and Risk Considerations.")

                                    FEE TABLE


         The purpose of the fee table provided below is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly. "Shareholder Transaction Expenses" are fees charged directly to an individual account when shares are bought, sold or exchanged. The "Annual Fund Operating Expenses" summary shows the advisory fee, Rule 12b-1 fee, and other operating expenses incurred by the Fund. The Adviser may, from time to time, voluntarily agree to defer or waive fees or absorb some or all of the expenses of the Fund. To the extent that the Adviser should do so, it may seek repayment of such deferred fees or absorbed expenses after this practice is discontinued. However, no repayment will be made if the annual expense ratio of the applicable class of shares of the Fund would exceed 1.98%. "Other Expenses" for the Class A and Class B shares of the Fund are based on estimated amounts for the current fiscal year. These expenses are deducted from the Fund's income before it is paid to shareholders. The expenses shown in the table are estimates for the current year.


                                                                    Class A     Class B
                                                                    -------     -------
SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load on Purchases
         (as a % of offering price)..........................         4.50%       1.00%


Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable.........         None        1.00%*


Redemption Fee...............................................          **           **

Exchange Fee.................................................          ***          ***


ANNUAL FUND OPERATING EXPENSES:
    (as a % of average net assets)

    Advisory Fee(3)..........................................          1.00%       1.00%
    12b-1 Fee(1).............................................           .50%        .50%
    Other Expenses(2)(3).....................................           .48%        .48%
                                                                      ------      ------
Total Operating Expenses(3)..................................          1.98%       1.98%





(1) Under the Fund's Rule 12b-1 distribution plan, the Adviser is permitted to carry forward expenses not reimbursed by the distribution fee to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the plan. Such amounts are not recognized in the Fund's financial statements as expenses and liabilities, since the distribution plan can be terminated on an annual basis without further liability to the Fund. The Rule 12b-1 fee may represent the equivalent of an annual asset-based sales charge to an investor. As a result of distribution fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.


(2) Includes Shareholder Servicing Fee of .25%.

(3) The Adviser has voluntarily undertaken to defer, waive and/or reimburse expenses during the current fiscal year so that Total Fund Operating Expenses, for each class, do not exceed 1.98%. Should the Adviser decide during the current fiscal year that such deferral, waiver and/or reimbursement cannot be maintained, shareholders will receive 30 days notice of the change.

* The maximum 1% contingent deferred sales charge on Class B shares is applied to redemptions during the 18 months after purchase; the charge declines to zero after 18 months. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. Class B shares will not be converted to Class A shares.

** The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by wire.

*** The Transfer Agent charges a $5 fee for each telephone exchange.

EXAMPLE: In the following hypothetical example, you would pay the following expenses on a $1000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                 1 YEAR                                   3 YEARS
                 ------                                   -------


      Class A              Class B              Class A             Class B

        $64                  $40                 $104                $72



         The "Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses" remain the same in the years shown. The Class A and Class B shares examples include the initial sales charge, of 4.50% and 1.00% respectively, and the Class B shares example, for year 1, also includes the contingent deferred sales charge of 1.00% for the redemption within the first eighteen months after purchase.


         THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                             PERFORMANCE CALCULATION


         The Fund calculates performance on a total return basis for various periods. The total return basis combines changes in principal and dividends and distributions for the periods shown, as well as the deduction of all charges and expenses. The total return basis for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase, and the total return basis for Class B shares reflects the deduction of the maximum initial sales charge at the time of purchase and maximum contingent deferred sales charge upon redemption of shares held for the period. Principal changes are based on the difference between the beginning and closing net asset value for the period. Calculations assume reinvestment of all dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains, respectively. In addition, the Fund may calculate performance on a total return basis at net asset value.


         Performance will vary from time to time and past results are not necessarily representative of future results. A shareholder should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses.


         Comparative performance information may be used from time to time in the advertising or marketing of the Fund's Class A and Class B shares, including data from Lipper Analytical Services, Inc. and Morningstar Mutual Funds. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated. All advertisements of the Fund will disclose the maximum sales charge to which investments in shares of the Fund may be subject.



                    INVESTMENT OBJECTIVE, POLICIES AND RISKS


         The Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). All investment policies will be non-fundamental, unless otherwise noted as fundamental, and may be changed without prior shareholder approval. The Fund will notify shareholders in writing and revise the Prospectus accordingly should any such modifications in investment strategies or techniques occur. There can be no assurance that the Fund will achieve its investment objective.

         The investment objective of the Trautman Kramer Value Plus Fund is long-term capital appreciation. To achieve its objective the Fund invests in a portfolio consisting of common stocks of United States companies that are considered by the Adviser or Sub-Adviser to be out of favor with investors and appear to be undervalued in relation to their potential growth or earning power. Generally, the Adviser and the Sub-Adviser consider (a) stocks which have under performed market indices such as Standard & Poor's Composite Index for at least one year and (b) companies which have a historically low stock price in relation to such factors as sales, potential earnings or underlying assets to be out of favor with, and unattractive investments to, investors. The Adviser and Sub-Adviser search for companies based on their judgment of relative value and growth potential. One method of evaluating the potential growth and earning power of a company is on the basis of past growth and profitability, as reflected in its financial statements. Another method is the determination by the Adviser or Sub-Adviser that the company has achieved better results than similar companies in a depressed industry which the Adviser or Sub-Adviser believes will improve within the next two years. There is no assurance that the evaluation of the Adviser or Sub-Adviser will be accurate or that the Fund's objective will be achieved. If the stocks in which the Fund invests never attain their perceived potential or the valuation of such stocks in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or there may be a depreciation in the value of such stocks.

         The Fund also intends to invest up to 10% of its net assets in securities that have not been registered under the Securities Act of 1933, as amended and therefore are subject to restrictions on resale, and may be illiquid. These securities provide an opportunity for additional return potential, but also present additional risks commensurate with this type of investing. See "Additional Investment Policies and Risk Considerations - Illiquid Securities"


         The Fund may invest up to 25% of its total assets in common stock of foreign companies which are traded in the United States or purchase American Depository Receipts (ADRs). ADRs are certificates issued by U.S. banks which represent the right to receive securities of a foreign issuer which have been deposited with that bank or a correspondent bank.

         In addition, the Fund may invest up to 5% of its net assets in repurchase agreements which are fully collateralized by obligations of the U.S. Government or U.S. Government agencies. Under the terms of a repurchase agreement, the Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price.


         The Fund may also invest up to 5% of its total assets in securities convertible into common stocks, such as warrants and convertible bonds. The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

         Finally, the Fund may invest in variable rate master demand notes. Variable rate master demand notes are notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and the corporation. There is no secondary market for the notes, but the Fund may demand payment of the principal of the instrument at any time.

         The Fund has only recently commenced operations and therefore has no operating history.


             ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS


ILLIQUID SECURITIES

         The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase agreements with maturities in excess of seven days.

RESTRICTED SECURITIES


         The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the 1933 Act may be determined to be liquid under guidelines adopted by the Board of Trustees. In determining whether or not such Rule

144A securities are liquid, the Board of Trustees will take into account trading activity, availability of reliable price, and other relevant information. Investing in Rule 144A securities could have the effect of increasing the Fund's level of illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

OPTIONS

The Fund may write covered call options on optionable securities or stock indices of the types in which it is permitted to invest from time to time as the Adviser or Sub-Adviser determines is appropriate in seeking to attain its objective. A call option written by the Fund gives the holder the right to buy the underlying securities or index from the Fund at a stated exercise price. Options on stock indices are settled in cash.

The Fund may purchase put options to protect its portfolio holdings in an underlying stock index or security against a decline in market value. The Fund may also purchase call options to hedge against an increase in prices of stock indices or securities that it ultimately wants to buy. Such hedge protection is provided during the life of the put (call) option since the Fund, as holder of the put (call) option, is able to sell (buy) the underlying security or index at the exercise price regardless of any increase in the underlying market price of the security or index.


TEMPORARY INVESTMENTS

         The Fund does not intend to engage in short-term trading on an ongoing basis. Current income is not an objective of the Fund, and any current income derived from the Fund's portfolio will be incidental. For temporary defensive purposes, when deemed necessary by the Adviser or Sub-Adviser, the Fund may invest up to 100% of its assets in U.S. Government obligations or high-quality debt obligations of U.S. companies.

PORTFOLIO TURNOVER


         The portfolio turnover rate is a measure of the Fund's buying and selling activity. It is anticipated that the annual turnover rate for the Fund should not exceed 150%. A high rate of portfolio turnover (100% or more) will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.


SHORT SALES

         The Fund may use a technique known as selling short "against the box." This means that the Fund will not make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities sold short.


YEAR 2000 PROBLEM

         Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor/administrator and other service providers so not providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The advisor/administrator is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by each Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the funds."



              INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENTS


         Trautman Kramer Capital Management, Inc., 500 Fifth Avenue, New York, New York 10110, acts as Adviser to the Fund under an investment advisory agreement (the "Advisory Agreement") which provides that the Adviser identify and analyze possible investments for the Fund, and determine the amount, timing, and form of such investments. The Adviser has the responsibility of monitoring and reviewing the Fund's portfolio on a regular basis and recommending the ultimate disposition of such investments. It is the Adviser's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by the Board of Trustees. The Adviser is a new company and therefore does not have an operating history as an investment manager of mutual funds, but its officers and employees are persons with extensive experience in managing investment portfolios. The types of investments the Adviser's officers and employees offer advice on include equity securities, corporate debt securities, commercial paper, U.S. government securities, and options.

         Under the terms of the Advisory Agreement, the Fund pays the cost of all its expenses (other than those expenses specifically assumed by the Adviser or the Fund's distributor), including the pro rata costs incurred in connection with the Fund's maintenance of its registration under the 1933 Act and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent auditors, preparation of shareholder reports, trustees' fees and shareholder meetings. For its services under the Advisory Agreement, the Adviser receives a fee at an annual rate of 1.00% of average daily net assets. The Adviser may from time to time and for such periods as it deems appropriate voluntarily reduce its compensation (and/or voluntarily assume expenses) for a class of shares of the Fund. The Adviser may , at any later date, recoup such amounts after such time as the Adviser is no longer reducing its compensation and/or assuming expenses for such class of the Fund provided that the aggregate expenses in the year such amounts are recouped do not exceed any limitation to which the Adviser has agreed. The Board of Trustees has determined the advisory fee to be fair and reasonable in light of the services provided to the Fund.

         The Adviser has retained Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019, to provide sub-advisory services to the Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Adviser acts as an adviser to mutual funds. Robert W. Kleinschmidt serves as the portfolio manager of the Fund . Mr. Kleinschmidt is the President of Tocqueville Asset Management Corporation, the general partner of the sub-adviser. He previously held executive positions at the investment management firm David J. Greene & Co. since 1978, resigning as a partner in 1991. The Sub-Adviser will, subject at all times to the investment objective and policies of the Fund and control of the Advisor and the Board of Trustees, supervise the investment and reinvestment of the cash and securities of the Fund. For its services under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee at an annual rate of .50% of average daily net assets.



                               DISTRIBUTION PLANS


         The Fund has adopted a distribution plan (a "Plan") for each class of shares, pursuant to the Investment Company Act of 1940, as amended, (the "1940 Act"), that allows the Fund to pay from the assets attributable to a particular class for distribution activities related to the sale of such class of shares. Each distribution plan provides that such expenses may total up to .50% per annum of the average daily net assets of the class of shares.

         Each Plan provides that the Fund may finance activities which are primarily intended to result in the sale of its shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers including Trautman Kramer & Company, Inc. (the "Distributor"), who enter into agreements with the Fund or the Distributor. The Plans will only make payments for expenses actually incurred on a first-in, first-out basis. The Plan may carry forward for an unlimited number of years any unreimbursed expenses. If a Plan is terminated in accordance with its terms, the obligations of the Fund to make payments pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates; however, the Distributor will be entitled to receive all contingent deferred sales charges paid or payable with respect to any day subsequent to termination of the Class B Plan. (See the Statement of Additional Information--"Distribution Plan" for further information about the Plan.)


                           SHAREHOLDER SERVICING PLANS

          The Fund has adopted a Shareholder Servicing Plan for each class of shares of the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees up to an annual amount equal to .25% of the average daily net assets of the class of shares for fees incurred in connection with the personal service and maintenance of accounts holding such class of shares of the Fund. Such agreements are entered into between the Trust and various shareholder servicing agents, including the Distributor and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Among the services provided by Shareholder Servicing Agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees.



                        ADMINISTRATIVE SERVICES AGREEMENT

         Under an Administrative Services Agreement, Firstar Trust Company (the "Administrator") supervises the administration of all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Fund may include) the Administrator and its affiliates. For these services and facilities, the Administrator receives a fee computed and paid monthly, for each class of shares, at an annual rate of .05% on the first $200 million of the Fund's average net assets, .04% on the next $500 million of the Fund's average net assets and .03% on any remaining average net assets in excess of $700 million, subject to an annual total minimum fee of $40,500 for both classes.



                              BROKERAGE ALLOCATION


         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund are made by the Adviser or Sub-Adviser. The Adviser or Sub-Adviser, subject to obtaining the best price and execution, may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fund. Subject to the supervision of the Trustees, the Adviser and Sub-Adviser are authorized to allocate brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. It is expected that brokerage will be allocated to Trautman Kramer & Company, Inc., an affiliate of the Adviser and Tocqueville Securities L.P., an affiliate of the Sub-Adviser. In addition, the Adviser would like to purchase securities that are directly placed by the issuer where Trautman Kramer & Company, Inc. acts as the placement agent, and has submitted a request to the Division of Investment Management ("Division") of the Securities and Exchange Commission ("Commission") seeking comfort that the Division will not recommend that the Commission take any enforcement action under Section 10(f) or Section 17(e)(2) of the Investment Company Act of 1940, as amended, or Section 206(3) of the Investment Advisers Act of 1940, as amended. The Adviser will not purchase any securities that are directly placed by the issuer where Trautman Kramer & Company, Inc. acts as the placement agent unless such comfort is granted by the Division. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.



                               PURCHASE OF SHARES

GENERAL INFORMATION


         Class A and Class B shares are sold to investors at the net asset value next determined after a purchase order becomes effective (as described below) plus a varying initial sales charge. Class B shares also are subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares may be purchased by an investor only through an IRA, a 401(k) Plan, a 403(b) Plan or 457 (state deferred compensation) Plan or other retirement plan as determined in the Adviser's sole discretion.

         The minimum initial investment in the Fund is $1,000 except for IRA accounts where the minimum is $500. The minimum subsequent investment in the Fund is $100. The Distributor may, in its discretion, waive the minimum investment requirements for purchases, including those made via the Automatic Investment Plan, which is discussed below.

         Both Class A and Class B shares of the Fund may be purchased from the following entities: (a) the Fund's Distributor, (b) authorized securities dealers which have entered into sales agreements with the Distributor on a best efforts basis and brokers who have entered into agreements with the Trust to provide distribution and shareholder services (the "Selling Brokers"); and (c) the Fund' transfer agent, Firstar Trust Company (the "Transfer Agent"). When placing orders, investors shall specify whether the order is for Class A or Class B shares. All share purchases that fail to specify a class will automatically be invested in Class A shares. The Fund reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.


         A purchase order becomes effective upon receipt of the order by the Distributor, a Selling Broker or the Transfer Agent. Purchase orders received prior to 4:00 p.m. New York time are priced according to the net asset value per share next determined on that day. Purchase orders received after 4:00 p.m. New York time are priced according to the net asset value per share next determined on the following day.

         The net asset value per share is determined by dividing the market value of the Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of Fund shares outstanding. The Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each "Fund business day" which is any day on which the Exchange is open for business.

         Investors who already have a brokerage account with the Distributor or a Selling Broker may purchase the Fund's shares through such broker. Payment for purchase orders through the Distributor or the Selling Broker must be made to the Distributor or the Selling Broker within three business days of the purchase order. All dealers are responsible for forwarding orders for the purchase of the Fund's shares on a timely basis.

         The Fund's shares normally will be maintained in book entry form and share certificates will not be issued. The Distributor reserves the right to refuse to sell shares of the Fund to any person.



INITIAL SALES CHARGES ON CLASS A AND CLASS B SHARES

         The initial sales charge imposed upon a sale of Class A shares varies according to the size of the purchase as shown in the table below. The initial sales charge imposed upon a sale of Class B shares is 1.00% and, unlike Class A shares, does not vary based on the size of the purchase.


                                                                                                     CONCESSION
                                                                     INITIAL SALES CHARGE            TO DEALERS
                                                                     --------------------            ----------
                                                                    % OF            % OF NET            % OF
                                                                  OFFERING           AMOUNT           OFFERING
                     AMOUNT OF PURCHASE                             PRICE           INVESTED            PRICE
                                                                  --------          --------          --------
CLASS A SHARES:
Less than $100,000...........................................       4.50              4.67              4.00
$100,000 to $249,999.........................................       3.50              3.63              3.00
$250,000 to $499,999.........................................       2.50              2.56              2.00
 $500,000 to $999,999........................................       1.50              1.52              1.00
$1,000,000 and over..........................................       1.00              1.01              0.50



CLASS B SHARES:
All amounts                                                         1.00              1.01              1.00


         The reduced initial sales charges apply to the aggregate of purchases of Class A shares of the Fund made at one time by any "person", which includes an individual, spouse and children under the age of 21, or a trustee or other fiduciary of a trust, estate or fiduciary account.

         Upon notice to Selling Brokers, the Distributor may reallow up to the full applicable initial sales charge on Class A shares and such Selling Broker may therefore be deemed an "underwriter" under the 1933 Act, as amended, during such periods. The Distributor may, from time to time, provide promotional incentives to certain Selling Brokers whose representatives have sold or are expected to sell significant amounts of one or all of the funds of the Trust. At various times the Distributor may implement programs under which a Selling Broker's sales force may be eligible to win cash or material awards for certain sales efforts. The Distributor may also implement programs under which it will reallow an amount not exceeding the total applicable initial sales charges on the sales of Class A shares or the maximum contingent deferred sales charge of Class B shares generated by the Selling Broker during such programs to any Selling Broker that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. The Distributor may provide marketing services to Selling Brokers, consisting of written informational material relating to sales incentive campaigns conducted by such Selling Brokers for their representatives.


PURCHASES OF CLASS A SHARES AT NET ASSET VALUE

         QUALIFIED PERSONS. There is no initial sales charge on Class A shares for "Qualified Persons", which are the following (a) active or retired trustees, directors, officers, partners or employees (their spouses and children under age
21) of (i) the Adviser, Sub-Adviser and Distributor or any affiliates or subsidiaries thereof (the directors, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares), (ii) Selling Brokers, (iii) trade organizations to which the Adviser belongs, or (iv) organizations providing professional services to the Trust and (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above.

         REGISTERED INVESTMENT ADVISERS. There also is no initial sales charge on Class A shares for a registered investment adviser who purchases the shares for its own account, or an account for which the investment adviser has discretion and is authorized to make investment decisions.

REDUCED INITIAL SALES CHARGES ON CLASS A SHARES

         CUMULATIVE QUANTITY DISCOUNT. Class A shares of the Fund may be purchased by any person at a reduced initial sales charge which is determined by
(a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of all Class A shares of such Fund , and (b) applying the initial sales charge applicable to such aggregate. The privilege of the cumulative quantity discount is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

         GROUP PURCHASES. An individual who is a member of a qualified group (as defined below) may also purchase Class A shares of the Fund at the reduced initial sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated above under "Cumulative Quantity Discount". For example, if members of the group had previously invested and still held $90,000 of Class A shares and now were investing $15,000, the initial sales charge would be 3.50%. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation that the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

         A "qualified group" is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring Class A shares at a discount; and (c) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares purchased thereafter.

         LETTER OF INTENT. Investors in Class A shares may also qualify for reduced initial sales charges by signing a Letter of Intent (the "LOI"). This enables the investor to aggregate purchases of Class A shares of the Fund during a 13-month period. The initial sales charge is based on the total amount invested in Class A shares during the 13-month period. All Class A shares of the Fund currently owned by the investor will be credited as purchases (at their current offering prices on the date the LOI is signed) toward completion of the LOI. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the LOI. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a LOI.

         The LOI is not a binding obligation on the investor to purchase, or on the Fund to sell, the full amount indicated; however, on the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the Transfer Agent in Class A shares registered in the shareholder's name in order to assure payment of the proper initial sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the initial sales charge paid and the initial sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Shareholders will be paid distributions, either in additional shares or cash, upon such escrowed shares.


PURCHASES OF CLASS A AND CLASS B SHARES AT NET ASSET VALUE

         RECENTLY REDEEMED SHARES. Class A shares of the Fund may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their Class A shares of the Fund. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service. In addition, Class B shareholders who have redeemed Class B shares may purchase Class B shares with no initial sales charge (in an amount not exceeding redemption proceeds) if the purchase occurs within 30 days of redemption of the Class B shares. This privilege is subject to modification or discontinuance at any time.



METHODS OF PAYMENT


         BY CHECK. Investors who wish to purchase Class A or Class B shares directly from the Transfer Agent may do so by sending a completed purchase application (included with this Prospectus or obtainable from the Trust) to The Trautman Kramer Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701, accompanied by a check payable to the Trautman Kramer Value Plus Fund. Purchase applications sent to the Fund will be forwarded to the Transfer Agent, and will not be effective until received by the Transfer Agent. The price per share is the next determined per share net asset value (plus a varying initial sales charge with respect to Class A and Class B shares) after receipt of an application by Firstar Trust Company. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of purchase applications in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. To purchase Class A or Class B shares by overnight or express mail, please use the following street address:
The Trautman Kramer Trust - Trautman Kramer Value Plus Fund, c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Payment should be made in the form of a check drawn on a U.S. bank . Neither cash nor third party checks will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any payment check returned to the custodian. The shareholder will also be responsible for any losses suffered by the Fund as a result.

         BY WIRE. Investors who purchase Class A or Class B shares directly from the Transfer Agent may also purchase shares by wire. Funds should be wired to:

                           Firstar Bank Milwaukee, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                           ABA # 075000022
                           Credit: Firstar Trust Company
                           Account # 112952137
                           Further credit:  The Trautman Kramer Trust
                           Name of shareholder and account number (if known)


         (Wired funds must be received prior to 4:00 p.m.Eastern time to be eligible for same day pricing.)

         The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a phone call to Firstar Trust Company, 1-888-852-6825, to provide information for the account. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wiring system. A properly signed share purchase application marked "Follow Up" must be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted.

         BY TELEPHONE. The telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. To establish the telephone purchase option on your account, complete the appropriate section on the Account Application Form. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. The option will become effective approximately 15 business days after the application form is received. Subsequent investments may be made by calling 1-888-852-6825. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system, plus any initial sales charge. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Fund's shares. Most transfers are completed within three business days after your call to place the order. The Fund reserves the right to modify or remove the ability to purchase shares by telephone at any time.

         BY AUTOMATIC INVESTMENT PLAN. The Fund has an Automatic Investment Plan which permits an existing shareholder to purchase additional Class A or Class B shares of the Fund (minimum $100 per transaction) at regular intervals. Under the Automatic Investment Plan, shares are purchased by transferring funds from a shareholder's checking, bank money market, NOW account, or savings account in an amount of $100 or more designated by the shareholder. At the shareholder's option, the account designated will be debited and shares will be purchased on the date selected by the shareholder. There must be a minimum of seven days between automatic purchases. If the date selected by the shareholder is not a business day, funds will be transferred the next business day thereafter. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Automatic Investment Account, complete and sign the applicable section of the Purchase Application and send it to the Transfer Agent. Shareholders may cancel this privilege or change the amount of purchase at any time by calling 1-888-852-6825 or by mailing written notification to: The Trautman Kramer Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The change will be effective five business days following receipt of notification by the Transfer Agent. The Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. However, a $20 fee will be imposed by Firstar Trust Company if sufficient funds are not available in the shareholder's account at the time of the automatic transaction.

         While investors may use this option to purchase shares in their IRA or other retirement plan accounts, neither the Distributor nor the Transfer Agent will monitor the amount of contributions to ensure that they do not exceed the amount allowable for Federal tax purposes.


                              REDEMPTION OF SHARES

GENERAL INFORMATION


         A shareholder may redeem Class A shares in the Fund at any time without charge. Class B shares may be subject to the contingent deferred sales charge upon redemption.

         In order to redeem Class A or Class B shares purchased through the Distributor or a Selling Broker, the broker must be notified by telephone or mail to execute a redemption. A properly completed order to redeem shares received by the broker's office will be executed at the net asset value next determined after receipt by the broker of the order. Redemption proceeds, minus any applicable contingent deferred sales charge, will be held in a shareholder's account with the Distributor unless the broker is instructed to remit all proceeds directly to the shareholder.

          Class A and Class B shares purchased through the Transfer Agent may be redeemed by the Transfer Agent at the next determined net asset value upon receipt of a request in good order. Payment will be made, minus any applicable contingent deferred sales charge, for redeemed shares as soon as practicable, but in no event later than the seventh day after receipt of a redemption notification in good order. If the shares being redeemed were purchased directly from the Transfer Agent by check, payment may be delayed for the minimum time needed to verify that the purchase check has been honored. This is not normally more than 15 days from the time of receipt of the check by the Transfer Agent. "Good order" means that the request complies with the following: (a) where the shareholder has not elected to permit telephone redemptions, the request must be in writing, signed by all owners of the account exactly as the shares are registered and specifying the number of shares or dollar amount to be redeemed and sent to the Transfer Agent, Attn. The Trautman Kramer Trust c/o Firstar Trust Company at P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of redemption requests in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. Redemption requests sent by overnight or express mail should be directed to: The Trautman Kramer Trust c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored; (b) where written requests are received within 15 days after a change of an investor's address or redemption proceeds are to be sent to an address or payee other than as the shares are registered, signatures on the redemption request must be guaranteed by a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company or a member firm (broker-dealer) of a national securities exchange (a notary public or a savings and loan association is not an acceptable guarantor); (c) the request must include any additional legal documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations. Any written requests sent to the Fund will be forwarded to the Transfer Agent and the effective date of a redemption request will be when the request is received by the Transfer Agent. Shareholders who purchased shares through the Transfer Agent may arrange for the proceeds of redemption requests to be sent by Federal Fund wire to a designated bank account by sending wiring instructions to Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by Federal Fund wire. Additional information regarding redemptions may be obtained by calling 1- 888-852-6825.

         Shareholders who have an Individual Retirement Account ("IRA") or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election will be subject to 10% withholding.

         Redemption of the Fund's Class A and Class B shares or payments therefore may be suspended at such times (a) when the Exchange is closed, (b) when trading on the Exchange is restricted, (c) when an emergency exists which makes it impractical for the Fund to either dispose of securities or make a fair determination of net asset value, or (d) for such other period as the Securities and Exchange Commission may permit for the protection of the Fund's shareholders. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase.

         The Fund reserves the right to close an account that has dropped below $500 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the Fund.

 CONTINGENT DEFERRED SALES CHARGES ON CLASS B SHARES

          A contingent deferred sales charge is imposed upon certain redemptions of Class B shares, according to the applicable percentage, shown in the table below.

                                                     CONTINGENT DEFERRED SALES
                                                   CHARGE AS A PERCENTAGE OF NET
      REDEMPTION DURING                              ASSET VALUE AT REDEMPTION
      -----------------                            -----------------------------
      18 Months Since Purchase.....................             1%
      After 18 Months Since Purchase...............           None


         In determining the applicability and rate of any contingent deferred sales charge, Class B shares are redeemed on a first-in/first-out basis. The amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Accordingly, redemption of Class B shares are not subject to a contingent deferred sales charge to the extent that the value of such shares represents capital appreciation of Fund assets.

         If a redeeming shareholder owns shares of both Class A and Class B, unless the shareholder specifically requests otherwise, the Class A shares will be redeemed before any Class B shares. The amount of any contingent deferred sales charge imposed will reduce the gain or increase the loss on the amount realized on redemption for purposes of federal income taxes.

         WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge for Class B shares will be waived, subject to confirmation of a shareholder's status, for: (i) a total or partial redemption made within one year of the death of the shareholder; (ii) a redemption in connection with a minimum required distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code; (iii) distributions from a qualified plan upon retirement; and (iv) a redemption resulting from an over-contribution to an IRA.



TELEPHONE REDEMPTION


         Shareholders of the Fund will also be permitted to redeem Class A and Class B shares by telephone. To redeem shares by telephone, call 1- 888-852-6825 with your account name, account number and amount of redemption. Redemption proceeds will only be sent to a shareholder's address or a pre-authorized bank account of a commercial bank located within the United States as shown on the Transfer Agent's records. (Available only if established on the account application and if there has been no change of address by telephone within the preceding 15 days.) Once a telephone redemption request has been placed, it cannot be canceled or modified.

         To arrange for telephone redemptions after an account has been opened or to change the bank account or designated payee, a written request must be sent to the Transfer Agent. The request must be signed by all owners of the account with their signatures guaranteed. (See "Redemption of Shares - General Information").

         The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Fund at any time upon 60 days' notice to shareholders. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent.


         In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and the Transfer Agent employ reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded. The Fund may implement other procedures from time to time. If reasonable procedures are not implemented, the Fund and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.


REDEMPTION IN-KIND

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of Class A or Class B shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing its net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares.



                             SHAREHOLDER PRIVILEGES


         SYSTEMATIC WITHDRAWAL PLAN. The Fund offers a Systematic Withdrawal Plan for shareholders who own Class A or Class B shares worth at least $10,000 at current net asset value of the Fund. Under the Systematic Withdrawal Plan, a fixed sum (minimum $500) will be distributed at regular intervals (on any day, either monthly, quarterly or annually). In electing to participate in the Systematic Withdrawal Plan, investors should realize that within any given period the appreciation of their investment in the Fund may not be as great as the amount withdrawn. A shareholder may vary the amount of frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company at 1- 888-852-6825. The Systematic Withdrawal Plan does not apply to shares held in Individual Retirement Accounts or defined contribution retirement plans. For additional information or to request an application please call Firstar Trust Company at 1- 888-852-6825.

         EXCHANGE PRIVILEGE. Shareholders may exchange Class A and/or Class B shares of any or all of an investment in the Fund for shares of the Firstar
Money Market Fund (the "Money Market Fund"). This Exchange Privilege is a convenient way for shareholders to buy shares in a money market fund in order to respond to changes in their goals or market conditions. Before exchanging into the Money Market Fund, shareholders must read the Firstar Money Market Fund's Prospectus. To obtain the Money Market Fund's Prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1- 888-852-6825. The Transfer Agent charges a $5 fee for each telephone exchange which will be deducted from the investor's account from which the funds are being withdrawn prior to effecting the exchange. There is no charge for exchange transactions that are requested by mail. Use of the Exchange Privilege is subject to the minimum purchase and redemption amounts set forth in the Prospectus for the Money Market Fund. All accounts opened in the Money Market Fund as a result of using the Exchange Privilege must be registered in the identical name and taxpayer identification number as a shareholder's existing account with the Fund.

         For purposes of the Exchange Privilege, exchanges into and out of the Money Market Fund will be treated as shares owned in the Fund. For example, if an investor who owned shares in the Fund moved an investment from the Fund to the Money Market Fund and then decided at a later date to move the investment back to the Fund, he or she would be deemed to have continuously owned shares in the Fund and would not be imposed the contingent deferred sales charge or the initial sales charge, as applicable, so long as the investment has been continuously invested in shares of the Money Market Fund during the period between withdrawal and reinvestment and the investor repurchased the same class of shares that such investor originally owned.

         Exchanges may be authorized by telephone. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Fund will use reasonable procedures in an attempt to verify the identity of a person making a telephone exchange request. The Fund reserves the right to refuse a telephone exchange request if it believes that the person making the request is not the record owner of the shares being exchanged, or is not authorized by the shareholder to request the exchange. Shareholders will be promptly notified of any refused request for a telephone exchange. As long as these normal identification procedures are followed, neither the Fund nor its agents will be liable for loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone exchange privilege. You will not automatically be assigned this privilege unless you check the box on the Purchase Application which indicates that you wish to have the privilege. The exchange privilege may be modified or discontinued at any time.

         Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another for tax purposes. Therefore, shareholders may realize a taxable gain or loss on the transaction. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. The Distributor is entitled to receive a fee from the Money Market Fund for certain support services at the annual rate of .20 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record. Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserve the right to temporarily or permanently limit the number of exchanges or to otherwise prohibit or restrict shareholders from using the Exchange Privilege at any time, without notice to shareholders. In particular, a pattern of exchanges with a "market timing" strategy may be disruptive to the Fund and may thus be restricted or refused. Excessive use of the Exchange Privilege is defined as more than five exchanges per calendar year. The restriction or termination of the Exchange Privilege does not affect the rights of shareholders to redeem shares, as discussed in the Prospectus.

         The Money Market Fund is managed by Firstar Investment Research and Management Company, an affiliate of Firstar Trust Company. The Money Market Fund is unrelated to The Trautman Kramer Trust.



                    DIVIDENDS, DISTRIBUTIONS, AND TAX MATTERS


         DIVIDENDS AND DISTRIBUTIONS. The Fund pays dividends at least annually. The Fund also distributes net capital gains (if any) at least annually. Dividends and distributions of shares may be reinvested at net asset value without an initial sales charge. Shareholders should indicate on the purchase application whether they wish to receive dividends and distributions in cash. Otherwise, all income dividends and capital gains distributions of Class A and Class B shares are automatically reinvested in the Fund at the next determined net asset value without an initial sales charge unless the Transfer Agent receives written notice from an individual shareholder prior to the record date, requesting that the distributions and dividends be distributed to the investor in cash. A shareholder may change an election by telephone, subject to certain limitations, by calling the Transfer Agent at 1-888-852-6825.

         Shareholders requesting to have dividends and/or capital gains paid in cash may choose to have such amounts mailed or sent via electronic funds transfer ("EFT"). Transfers via EFT generally take up to three business days to reach the shareholder's bank account.

         If a shareholder elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share (NAV) and to reinvest all subsequent distributions in shares of the Fund.

         TAX MATTERS. The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including the requirements with respect to diversification of assets, distribution of income and sources of income. It is the Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to Federal income taxes or the 4% excise tax .

         If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

         Distributions by the Fund of its net investment income (including foreign currency gains and losses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income.

         Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

         Distributions by the Fund which are taxable to shareholders as ordinary income are treated as dividends for Federal income tax purposes, but in any year only a portion thereof (which cannot exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund during the year) may qualify for the 70% dividends-received deduction for corporate shareholders.

         Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether shareholders elect to receive them in cash or reinvest them in additional shares of the Fund . In general, shareholders take distributions into account in the year in which they are made. However, shareholders are required to treat certain distributions made during January as having been paid by the Fund and received by shareholders on December 31 of the preceding year . A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the year will be sent to shareholders promptly after the end of each year.

         Investors should carefully consider the tax implications of purchasing shares just prior to the record date of any ordinary income dividend or capital gain dividend. Those investors purchasing shares just prior to an ordinary income or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend and such dividend economically constitutes a return of capital to such investors.

         A shareholder will recognize gain or loss upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

         If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower rate under an applicable treaty). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.

         Under the backup withholding rules of the Code, shareholders may be subject to 31% withholding of federal income tax on ordinary income dividends, capital gain dividends and redemption payments made by the Fund. In order to avoid backup withholding, shareholders must provide the Fund with a correct taxpayer identification number (which for an individual is usually his Social Security number) or certify that the shareholder is a corporation or otherwise exempt from or not subject to backup withholding.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, shareholders should also review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition , shareholders should consult with their own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may differ from the federal income tax consequences described above.



               CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Firstar Trust Company serves as custodian for the Fund's portfolio securities and cash, and as transfer and dividend paying agent, and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Its mailing address is 615 East Michigan Street, Third Floor, Milwaukee, WI 53202.

         The Transfer Agent charges the following fees to shareholders requesting specialized services: a $12 service fee for each payment of redemption proceeds made by wire; a $5 fee for each telephone exchange; a $20 fee for any stop payment order of a liquidation or distribution check; and, a $5 fee for each research item related to events which occurred in or previous to the second calendar year previous to the date of the request.


                        COUNSEL AND INDEPENDENT AUDITORS

         Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, N.Y. 10022, is counsel for the Trust. Ernst & Young LLP, has been appointed independent auditors for the Trust.



                             ADDITIONAL INFORMATION

         The Trust may issue an unlimited number of shares and classes of the Fund. Shares of each class of the Fund participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, shares will be fully paid and nonassessable by the Trust and will have no preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares owned. For those investors with qualified trust accounts, the trustee will vote the shares at meetings of the Fund's shareholders in accordance with the shareholder's instructions or will vote in the same percentage as shares that are not so held in trust. The trustee will forward to these shareholders all communications received by the trustee, including proxy statements and financial reports. The Trust and the Fund are not required to hold annual meetings of shareholders and in ordinary circumstances do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Trust Instrument. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. Shareholders holding 10% or more of the Trust's outstanding shares may call a special meeting of shareholders for the purpose of voting upon the question of removal of Trustees.

         The Trust's Board of Trustees may authorize the Trust to offer other funds which may differ in the types of securities in which their assets may be invested.

         The Code of Ethics of the Adviser, the Sub-Adviser and the Fund prohibit all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Each entity maintains careful monitoring of compliance with the Codes of Ethics.

DELAWARE LAW.

         The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to stockholders of Delaware corporations and the Trust Instrument provides that shareholders will not be personally liable for liabilities of the Trust. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, management of the Trust believes that the risk of personal liability to the Fund shareholder would be extremely remote.

         In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust will be required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

         Delaware law authorizes electronic or telephone communications between shareholders and the Trust. Under Delaware law, the Trust will have the flexibility to respond to future business contingencies. For example, the Trustees will have the power to incorporate the Trust, to merge or consolidate it with another entity, to cause each fund to become a separate trust, and to change the Trust's domicile without a shareholder vote. This flexibility could help reduce the expense and frequency of future shareholder meetings for non-investment related issues.

MISCELLANEOUS.


         As of the date of this Prospectus, the Fund offers only the two classes of shares, Class A and Class B, that are offered by this Prospectus. Subsequent to the date of this Prospectus, the Fund may offer additional classes of shares through a separate prospectus. Any such additional classes may have different sales charges and other expenses, which would affect investment performance. Further information may be obtained by calling 1- 888-852-6825.

         Shareholders will receive Semi-Annual Reports, which are unaudited, and Annual Reports, which are audited by independent public auditors ("Reports"), describing the investment operations of the Fund. Each of these Reports, when available for a particular fiscal year end or the end of a semi-annual period, is incorporated herein by reference. The Trust may include information in its Reports to shareholders that (a) describes general economic trends, (b) describes general trends within the financial services industry or the mutual fund industry, (c) describes past or anticipated portfolio holdings for the Fund or (d) describes investment management strategies for the Trust. Such information is provided to inform shareholders of the activities of the Trust for the most recent fiscal year or semi-annual period and to provide the views of the Adviser, Sub-Adviser and/or the Trust's officers regarding expected trends and strategies.

         The Trust intends to eliminate duplicate mailings of Reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any Report at no cost by writing to the Fund at the address listed on the cover page of this Prospectus or by calling 1-888-852-6825.

         Inquiries regarding the Trust or the Fund may be directed in writing to the Trautman Kramer Trust c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by telephone, toll-free, at 1- 888-852-6825.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

 STATEMENT OF ADDITIONAL INFORMATION -  January o,  1998




                            THE TRAUTMAN KRAMER TRUST


                         TRAUTMAN KRAMER VALUE PLUS FUND


         This Statement of Additional Information is not a prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus and should be read in conjunction with the Trust's current Prospectus, copies of which may be obtained by writing The Trautman Kramer Trust, c/o Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 or calling 1-888-TKCOVAL (1-888-852- 6825).

         This Statement of Additional Information relates to the Trust's Prospectus which is dated January o, 1998.



                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----


Investment Policies and Risks........................................     2
Investment Restrictions..............................................     3
Management...........................................................     5
Investment Adviser and Investment Advisory Agreements................     7
Distribution Plans...................................................     7
Administrative Services Agreement....................................     8
Portfolio Transactions and Brokerage.................................     8
Allocation of Investments............................................     9
Computation of Net Asset Value.......................................     9
Purchase and Redemption of Shares....................................    10
Tax Matters..........................................................    10
Performance Calculation..............................................    15
Additional Information...............................................    16
Reports  ............................................................    17
Financial Statements.................................................    17

      The Trautman Kramer Trust (the "Trust") is a Delaware business trust currently consisting of one fund, the Trautman Kramer Value Plus Fund (the "Fund"). The Fund is an open-end, non-diversified management investment company. The Fund's investment objective is long-term capital appreciation. There is minimal emphasis on current income. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                          INVESTMENT POLICIES AND RISKS

      The following descriptions supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.

         1. WRITING COVERED CALL OPTIONS ON SECURITIES AND STOCK INDICES


         The Fund may write covered call options on optionable securities or stock indices of the types in which it is permitted to invest from time to time as the Adviser or Sub-Adviser determines is appropriate in seeking to attain its objective. A call option written by the Fund gives the holder the right to buy the underlying securities or index from the Fund at a stated exercise price. Options on stock indices are settled in cash.


         The Fund may write only covered call options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities or cash satisfying the cover requirements of securities exchanges).

         The Fund will receive a premium for writing a covered call option, which increases the return of the Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security or index to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security or index. By writing a covered call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security or index above the exercise price of the option.

         The Fund may terminate an option that it has written prior to the option's expiration by entering into a closing purchase transaction in which an option is purchased having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security (or securities) owned by the Fund.

         2. PURCHASING PUT AND CALL OPTIONS ON SECURITIES AND STOCK INDICES

         The Fund may purchase put options to protect its portfolio holdings in an underlying stock index or security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security or index at the put exercise price regardless of any decline in the underlying market price of the security or index. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security or index by the premium paid for the put option and by transaction costs, but it will retain the ability to benefit from future increases in market value.

         The Fund may also purchase call options to hedge against an increase in prices of stock indices or securities that it ultimately wants to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security or index at the exercise price regardless of any increase in the underlying market price of the security or index. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the "out of the money" premium and transaction costs. By using call options in this manner, the Fund will reduce any profit it might have realized had it bought the underlying security or index at the time it purchased the call option by the premium paid for the call option and by transaction costs, but it limits the loss it will suffer if the security or index declines in value to such premium and transaction costs.


         3. BORROWING

         The Fund may, from time to time, borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes. The Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

         4. REPURCHASE AGREEMENTS

         The Fund may invest up to 5% of its net assets in repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund. The Fund will receive interest from the institution until the time when the repurchase is to occur.

         The Fund will always receive as collateral U.S. Government or short-term money market securities whose market value is equal to at least 100% of the amount invested by the Fund, and the Fund will make payment for such securities only upon the physical delivery or evidence by book entry transfer to the account of its custodian. If the seller institution defaults, the Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral. The Fund attempts to minimize such risks by entering into such transactions only with well-capitalized financial institutions and specifying the required value of the underlying collateral.


CONCLUSION

         Unlike the fundamental investment objective of the Fund set forth above and the investment restrictions set forth below which may not be changed without shareholder approval, the Fund has the right to modify the investment policies described above without shareholder approval.

                             INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by the Fund and except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting shares of the Fund which, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), means the affirmative vote of the lesser of
(a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

               1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

               2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

               3. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

               4. Borrow money, except that the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets at the time when the loan is made. Any borrowing representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

               5. Lend any security or make any other loan but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

               6. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities.

               7. With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.


               8. Purchase the securities of an issuer if, as a result, 25% or more of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. These limitations do not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.


         The following restrictions are non-fundamental and may be changed by the Fund's Board of Trustees. Pursuant to such restrictions, the Fund will not:

               (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund;


               (2) purchase the securities of any other investment company, if the Fund, immediately after such purchase or acquisition, owns in the aggregate, (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by such investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund; and

               (3) invest more than 10% of its total net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.



         GENERAL. The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                                   MANAGEMENT

         The overall management of the business and affairs of the Fund is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust or the Fund and persons or companies furnishing services to the Fund, including the Fund's agreement with an investment advisor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers subject always to the investment objectives and policies of the Fund and to general supervision by the Trust's Board of Trustees.

         The Trustees and officers and their principal occupations are noted below. Unless otherwise indicated the address of each Trustee and executive officer is 500 Fifth Avenue, New York, New York 10110.


*Robert J. Kramer (51) --     Chairman of the Board and Trustee.  Mr.  Kramer is
                              Chairman of Trautman Kramer & Company, Inc., a broker dealer, since May 1993, and Trautman Kramer
                              Capital  Management,  Inc.,  since July 1997. From
                              March  1993 to May  1993,  Mr.  Kramer  was a Vice
                              President of Investors Associates, Inc., a broker dealer. From March 1991 to February 1993, Mr.
                              Kramer was self employed as a consultant.

*Mark Barbera (40) --         Chief Financial Officer,  Treasurer and Secretary.
                              Mr. Barbera is Chief Financial Officer of Trautman
                              Kramer & Company,  Inc.,  a broker  dealer,  since
                              July 1993, and Trautman Kramer Capital Management,
                              Inc.,  since  July  1997.  From May 1989 to August
                              1996,   was  also  the  proprietor  of  Barbera  &
                              Associates, a consulting firm.

James A. Arcara (63)--        Trustee.  898  Park  Avenue,  New  York,  New York
                              10021.  Presently  Mr. Arcara is Chairman of Radio
                              Enterprises  Inc., a radio  broadcasting  company.
                              From 1990 to 1995, Mr. Arcara was the President of
                              ABC Cap Cities Radio, a media company. Mr. Arcara is also a Director of Metro Traffic Inc.

Michael Asch (31) --          Trustee.  Mr. Asch is President  and  Principal of
                              Anniston  Capital,  Inc., a merchant  bank,  since
                              1992.  Since 1993,  Mr. Asch has been  employed by
                              Oak  Hill   Sportswear   Corporation   in  various
                              capacities, most recently in the capacity as President, Treasurer and Chief Operation Officer, since January 1997.

Robert A. DeFruscio (42) --   Trustee.  Mr. DeFruscio is the managing partner of
                              the firm R.A. DeFruscio & Co., a multi-state CPA and financial consulting firm, since 1983. In addition, Mr. DeFruscio sits on the Board of The
                              Cure for Lymphoma Foundation, a cancer research foundation. Mr. DeFruscio is also the Treasurer of John S. Nussbaum, Candidate for Lt. Governor of
                              Connecticut in 1998.

John W. Wilson, III (55) --   Trustee.  619 W. Texas,  Suite 400,  Midland Texas
                              79701.  Mr.  Wilson  is  the   President/Executive
                              Officer of several closely held (family) Texas corporations involved in various aspects of the oil and gas industry. Mr. Wilson has been employed by the "Wilson Companies" which are comprised of the above referenced Texas corporations for a period on excess of 20 years.

*Gregory O. Trautman (30) --  President/Trustee.  Mr.  Trautman is  President of
                              Trautman Kramer & Company, Inc., a broker dealer, since May 1993. Prior to May 1993, Mr. Trautman held the position as a stock broker with various broker dealer firm in New York.

Joseph Neuberger (35) --      Assistant  Secretary.   615  E.  Michigan  Street,
                              Milwaukee, WI 53202. Since 1994, Mr. Neuberger has been employed by Firstar Trust Company, currently in the position of Vice President. Prior to 1994, Mr. Neuberger was a Manager with Arthur Andersen
                              LLP.

Dana L Armour (29) --         Assistant  Secretary.   615  E.  Michigan  Street,
                              Milwuakee, WI 53202. Since 1992, Ms. Armour has been employed by Firstar Trust Company, currently in the position of Trust Officer.

---------------

* Interested person of the Fund as defined in the 1940 Act.


         The Fund does not pay direct remuneration to any officer of the Fund. For the upcoming fiscal year, 1998, each disinterested Trustee will receive $250 per board meeting attended. For the upcoming fiscal year, the Trustees have agreed to waive their fees. "Interested" Trustees do not receive Trustees' fees. The Trust will not reimburse Trustee expenses.

         The table below illustrates the proposed compensation to paid to each Trustee for the Trust's upcoming fiscal year:

                                    Pension or                          Total
                                    Retirement                          Compensation
                      Aggregate     Benefits Accrued  Estimated Annual  from Fund and
Name of Person,       Compensation  as Part of Fund   Benefits Upon     Fund Complex
Position              from Fund     Expenses          Retirement        Paid to Trustees
--------              ---------     --------          ----------        ----------------


 James A. Arcara           $0             $0                $0                  $0

 Michael Asch              $0             $0                $0                  $0

 Robert A. DeFruscio       $0             $0                $0                  $0


John W. Wilson             $0             $0                $0                  $0


              INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT


         Trautman Kramer Capital Management, Inc. (the "Adviser"), 500 Fifth Avenue, New York, New York 10110, acts as the Adviser to the Fund under an investment advisory agreement (the "Agreement""). The Agreement provides that the Adviser identify and analyze possible investments for the Fund, determine the amount and timing of such investments, and the form of investment. The Adviser has the responsibility of monitoring and reviewing the Fund's portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments. It is the Adviser's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by the Trust's Board of Trustees. In addition, the Adviser also provides certain administrative and managerial services to the Fund.

         The Adviser receives a fee from the Fund, calculated daily and payable monthly, for the performance of its services at an annual rate of 1.00% of average daily net assets. The advisory fees are higher than that paid by most investment companies but the Board of Trustees believes them to be reasonable in light of the services the Fund receives thereunder. The Adviser may from time to time and for such periods as it deems appropriate voluntarily reduce its compensation hereunder (and/or voluntarily assume expenses) for the Fund. The Adviser may, at any later date, recoup such amounts after such time as the Adviser is no longer reducing its compensation and/or assuming expenses for the Fund provided that the aggregate expenses in the year such amounts are recouped do not exceed any limtitation to which the Adviser has agreed.

         Under the terms of the Agreement, the Fund pays all of its expenses (other than those expenses specifically assumed by the Adviser and the Fund's distributor) including the costs incurred in connection with the maintenance of its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agents, expenses of outside counsel and independent auditors, preparation of shareholder reports, and expenses of Trustee and shareholder meetings.

         The Agreement terminates upon assignment (as defined in the 1940 Act) and may be terminated without penalty on 60 days' written notice by a vote of the majority of the Trust's Board of Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Fund's Agreement will continue for two years from its effective date and from year-to-year thereafter provided it is approved, at least annually, in the manner stipulated in the 1940 Act. This requires that the Agreement and any renewal thereof be approved by a vote of the majority of the Fund's Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.


         The Adviser has retained Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019, to provide sub-advisory services to the Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Adviser acts as an adviser to mutual funds. Robert W. Kleinschmidt serves as the portfolio manager of the Fund. Mr. Kleinschmidt is the President of Tocqueville Asset Management Corporation, the general partner of the sub-adviser. He previously held executive positions at the investment management firm David J. Greene & Co. since 1978, resigning as a partner in 1991. The Sub-Adviser will, subject at all times to the investment objective and policies of the Fund and control of the Advisor and the Board of Trustees, supervise the investment and reinvestment of the cash and securities of the Fund. For its services under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee at an annual rate of .50% of average daily net assets.


                               DISTRIBUTION PLANS


         The Fund has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act for the Class A shares and a plan for the Class B shares that allows the Fund to pay from the assets attributable to a particular class for distribution activities related to the sale of such class of shares. Each distribution plan provides that such expenses may total up to .50% per annum of the average daily net assets of the class of shares. With respect to Class B shares, because of the .50% annual limitation on the compensation paid during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year will be paid by a Fund to the distributor in fiscal years subsequent thereto. In determining whether to purchase Class B shares, investors should consider that daily compensation payments could continue until the Distributor has been reimbursed for the commissions paid on the sales of Class B shares.

         Each plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including Trautman Kramer & Company who enter into agreements with the Fund or its distributor. The Class B Plan also provides that the Fund may finance any other expenses primarily intended to result in the sale of the Fund's Class B shares, including, without limitation, payments to brokers at the time of the sale of Class B shares, if applicable, continuing fees to each such broker, which fee shall begin to accrue immediately after the sale of such shares, and accruals for interest.

         In approving a Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the "disinterested" Trustees, as defined in the 1940 Act) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. Each Plan will continue in effect from year to year if approved annually (a) by the majority of the Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the disinterested Trustees. While the Plans remain in effect, the Fund's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Fund under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to each of the Plans must be approved by the Board of Trustees and by the disinterested Trustees cast in person at a meeting called specifically for that purpose. While the Plans are in effect, the selection and nomination of the disinterested Trustees shall be made by those disinterested Trustees then in office.



                        ADMINISTRATIVE SERVICES AGREEMENT

         Firstar Trust Company ("Firstar") provides administrative services to the Fund pursuant to an Administrative Services Agreement with the Fund. Under the Administrative Services Agreement, Firstar provides administrative services to all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Fund may include) the Administrator and its affiliates. For these services and facilities, the Administrator receives a fee computed and paid monthly, for each class of shares, at an annual rate of .05% on the first $200 million of the Fund's average net assets, .04% on the next $500 million of the Fund's average net assets and .03% on any remaining average net assets in excess of $700 million, subject to an annual total minimum fee of $40,500 for both shares.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund are made by the Adviser or the Sub-Adviser. The Adviser and the Sub-Adviser are each authorized to allocate the orders placed by them on behalf of the Fund to such unaffiliated brokers who also provide research or statistical material, or other services to the Fund or the Adviser or the Sub-Adviser for the Fund's use. Such allocation shall be in such amounts and proportions as the Adviser and the Sub-Adviser shall determine and the Adviser and Sub-Adviser will report on said allocations regularly to the Board of Trustees indicating the unaffiliated brokers to whom such allocations have been made and the basis therefor. In addition, the Adviser and the Sub-Adviser may consider sales of shares of the Fund and of any other funds advised or managed by the Adviser and the Sub-Adviser as a factor in the selection of unaffiliated brokers to execute portfolio transactions for the Fund, subject to the requirements of best execution. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.


         In selecting a broker to execute each particular transaction, the Adviser and the Sub-Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and, the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Trustees may determine, neither the Adviser nor the Sub-Adviser shall be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay an unaffiliated broker that provides research services to the Adviser or the Sub-Adviser for the Fund's use an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting the transaction, if the Adviser or the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction of the ongoing responsibilities of the Adviser and the Sub-Adviser with respect to the Fund.


                            ALLOCATION OF INVESTMENTS


         The Adviser and the Sub-Adviser have other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser or the Sub-Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser and the Sub-Adviser to allocate purchases and sales among the Fund and its other clients in a manner which the Investment Adviser or the Sub-Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions may have an adverse effect upon the price or volume of a security purchased by the Fund.



                         COMPUTATION OF NET ASSET VALUE


         The Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Reverend Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may make or cause to be made a more frequent determination of the net asset value and offering price, which determination shall reasonably reflect any material changes in the value of securities and other assets held by the Fund from the immediately preceding determination of net asset value. The net asset value of each class is determined by dividing the market value of the Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) attributable to that class by the number of the Fund's shares of that class outstanding. Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Securities sold short "against the box" will be valued at market as determined above; however, in instances where the Fund has sold securities short against a long position in the issuer's convertible securities, for the purpose of valuation, the securities in the short position will be valued at the "asked" price rather than the mean of the last "bid" and "asked" prices. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.



                        PURCHASE AND REDEMPTION OF SHARES


         A complete description of the manner by a which the Fund's shares may be purchased and redeemed, including discussions concerning the front-end sales load on Class A and Class B shares and contingent deferred sales charge on Class B shares, appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares" respectively.



                                   TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company


         The Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").


         In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (as applicable, depending on the type of the Fund) (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, or (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.


         Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.


         Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.


         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.


         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies


         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary income for such calendar year and 98% of net capital gain for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated  investment  company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions


         The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they generally should not qualify for the 70% dividends-received deduction for corporate shareholders.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.


         Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.


         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.


         Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.


         Distributions by the Fund will be treated in the manner described above regardless of whether they are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).


Sale or Redemption of Shares


         A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Long-term capital gain recognized by an individual shareholder will be taxed at the lowest rates applicable to capital gains if the holder has held such shares for more than 18 months at the time of the sale. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate at least 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.



Foreign Shareholders

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.


         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder generally would be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.


         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                             PERFORMANCE CALCULATION

         For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the Securities and Exchange Commission ("SEC"), a fund's advertising performance must include total return quotations calculated according to the following formula:

           P(1 + T)^n    =  ERV

           Where: P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years (1, 5 or 10)

                 ERV     = ending  redeemable  value of a hypothetical  $1,000
                           payment, made at the beginning of the 1, 5 or 10 year period, at the end of such period (or fractional portion thereof.)


         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

         Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INDEPENDENT  AUDITORS

Ernst & Young LLP serves as independent auditors to the Trust.


LEGAL COUNSEL.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is counsel to the Trust.

EXPENSES.


The Fund bears certain expenses relating to its operations; such expenses include, but are not limited to, the following: taxes, interest, brokerage fees and commissions, fees of the Trustees, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, administrators and transfer agent, certain insurance premiums, costs of maintenance of the Fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.


                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES.


          The Trust is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with $.001 par value. The Trust presently has one series of shares, which represents interests in the Trautman Kramer Value Plus Fund.
The Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Trust, of any general assets not belonging to any particular fund which are available for distribution.

         Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case (or if required under the 1940 Act) such matter shall be voted on by such class or classes. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time  as  less  than a  majority  of  the  Trustees  have  been  elected  by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will not be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY.

         The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

         The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.


REPORTS


         Shareholders receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders receive annual financial statements examined by the Trust's independent auditors.

                              FINANCIAL STATEMENTS

                        TRAUTMAN KRAMER VALUE PLUS FUND

                      Statement of Assets and Liabilities
                                January 28, 1998

                         Report of Independent Auditors

To the Shareholder and
Board of Trustees of
The Trautman Kramer Trust -
Trautman Kramer Value Plus Fund


We have audited the accompanying statement of assets and liabilities of the Trautman Kramer Value Plus Fund, (the "Fund"), as of January 28, 1998. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Trautman Kramer Value Plus Fund at January 28, 1998, in conformity with generally accepted account principles.



                                                           /s/ ERNST & YOUNG LLP



Milwaukee, Wisconsin
January 28, 1998

                              TRAUTMAN KRAMER TRUST

                         Trautman Kramer Value Plus Fund

                       Statement of Assets and Liabilities

                                January 28, 1998


ASSETS

Cash                                                                                      $101,284

Unamortized organizational costs                                                          $ 41,900

Prepaid expenses                                                                          $ 14,407
                                                                                          --------


         Total Assets                                                                     $157,591
                                                                                          --------

LIABILITIES

Payable to Investment Adviser                                                             $ 56,307
                                                                                          --------

         Total Liabilities                                                                $ 56,307
                                                                                          --------


NET ASSETS                                                                                $101,284
                                                                                          ========

Capital Stock,  No par value;  Unlimited  number of Class A shares of beneficial interest authorized; 10,128.400 Class A shares of beneficial interest
outstanding.                                                                              $101,284
                                                                                          ========


Net asset value, and redemption price per share                                             $10.00
                                                                                            ======

Maximum Offering Price (4.5% of offering price or                                           $10.47
4.7% of net asset value)                                                                    ======


        The accompanying notes to the statement of assets and liabilities are an integral part of this statement.

TRAUTMAN KRAMER TRUST

TRAUTMAN KRAMER VALUE PLUS FUND

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES

JANUARY 28, 1998

1.       ORGANIZATION

     Trautman Kramer Trust (the "Trust") was organized as a Delaware business trust on May 1, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified management investment company. Trautman Kramer Value Plus Fund ("the Fund") is currently the only series of the Trust. The Fund currently offers two classes of shares, Class A and Class B. The investment objective of the fund is long-term capital appreciation. The Trust has had no operations other than those relating to organizational matters and the sale of 10,128.400 Class A shares of its common stock to its original shareholder, Robert J. Kramer, Trustee, Trautman Kramer 401K Plan, for cash in the amount of $101,284.

2.       SIGNIFICANT ACCOUNTING POLICIES
(a)      Organization costs

     Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Investment Adviser and will be reimbursed by the Fund. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organizational costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

(b)      Federal Income Taxes

     The Fund intends to comply with the requirements necessary to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(c)      Use of Estimates

     The preparation of the statement of assets and liabilities in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual amounts could differ from those estimates.

3.       INVESTMENT ADVISER

     The Trust, has an agreement with the Investment Adviser, (the "Advisory Agreement"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. For its services under the Advisory Agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets.

     The Adviser has retained Tocqueville Asset Management LP. (the "Sub-Adviser") to provide sub-advisory services to the Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement). The Sub-Adviser will, subject at all times to the investment objective and policies of the Fund and control of the Advisor and the Board of Trustees, supervise the investment and reinvestment of the cash and securities of the Fund. For its services under the Sub-Advisory agreement, the Adviser pays the Sub-Adviser a fee at an annual rate of .50% of the Fund's average daily net assets.

4.       DISTRIBUTION PLAN

     The Fund has adopted a distribution plan (the "Plan"), for each class of shares, pursuant to Rule 12b-1 of the 1940 Act. Pursuant to the Plan, the Fund may pay for distribution activities related to the sale of its shares up to an annual amount equal to .50% of the Fund's average daily net assets.

     The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of its shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers, including Trautman Kramer & Company, Inc. (the "Distributor"), who enter into agreements with the Fund or the Distributor.

5.       SHAREHOLDER SERVICING PLAN

     The Trust has adopted a Shareholder Servicing Plan for each class of shares for the Fund. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees up to an annual amount equal to .25% of the average daily net assets for fees incurred in connection with the personal service and maintenance of accounts holding the shares of the Fund.

6. ADMINISTRATIVE SERVICES AGREEMENT Under an Administrative Services Agreement, Firstar Trust Company (the "Administrator")supervises the administration of all aspects of the Fund's operations. For these services, the Administrator receives a fee computed and paid monthly, for each class of shares, at an annual rate of
 .05% on the first $200 million of the Fund's average net assets, .04% on the next $500 million of the Fund's average net assets and .03% on any remaining average net assets in excess of $700 million, subject to an annual minimum fee, of $40,500 for both classes.

PART C.  OTHER INFORMATION


ITEM 24. Financial Statements and Exhibits

         List all financial statements and exhibits filed as part of the Registration Statement.

                (a)  Financial statements:

                     In Part A:     None.


         In Part B: Statement of Assets and Liabilities as of January 28, 1998.


                     In Part C:     None.

                (b)  Exhibits



         EX- 99.B1.   (a)  Certificate of Trust. (1)
                      (b)  Trust Instrument.(1)

         EX- 99.B2.    By-laws(1)

         EX- 99.B3.    None.

         EX- 99.B4.    None

         EX- 99.B5.  (a)      Investment  Advisory  Agreement between Registrant
                              on behalf of the Trautman Kramer Value Plus Fund and Trautman Kramer Capital Management, Inc.(2)

                     (b) SubAdvisory Agreement by and between Trautman Kramer Capital Management, Inc. and Tocqueville Capital Management, L.P.(2)

         EX-99.B6.            Distribution  Agreement  between the Registrant on
                              behalf of the Trautman  Kramer Value Plus Fund and
                              Trautman Kramer & Company, Inc.(2)

         EX-99.B7.            None.

         EX-99.B8.            Custodian  Agreement between  Registrant on behalf
                              of  Trautman  Kramer  Value Plus Fund and  Firstar
                              Trust Company.(2)

--------------------


(1)      Filed as an Exhibit to Registrant's Registration Statement on Form N-1A
         filed    electronically    on   May   22,   1997,    accession   number
         0000922423-97-000450 and incorporated by reference.
(2)      Filed herewith.
(3)      To be filed by amendment.

         EX- 99.B9. (a)       Fund  Administration  Servicing  Agreement  by and
                              between Registrant and Firstar Trust Company.(2)

                    (b)       NSCC  Fund/Serv   Networking  Servicing  Agreement
                              between    Firstar    Trust    Company   and   the
                              Registrant.(2)

                    (c) Fund Accounting Servicing Agreement between the Registrant on behalf of Trautman Kramer Value Plus Fund and Firstar Trust Company .(2)

                    (d) Transfer Agency Agreement between the Registrant on behalf of Trautman Kramer Value Plus Fund and Firstar Trust Company .(2)

                    (e) Fulfillment Servicing Agreement between Firstar Trust Company and the Registrant on behalf of Trautman Kramer Value Plus Fund.(2)

                    (f)       Shareholder   Servicing   Plan,   with   Form   of
                              Shareholder Servicing Agreement, with respect to Class A Shares.(2)

                    (g)       Shareholder   Servicing   Plan,   with   Form   of
                              Shareholder Servicing Agreement, with respect to Class B Shares.(2)


          EX-99.B10.   Opinion of Kramer, Levin, Naftalis &   Frankel.(3)

          EX-99.B11(a) Consent of Kramer, Levin, Naftalis & Frankel, Counsel for
                       the Registrant.(2)

          EX-99.B11(b) Consent of  Ernst & Young LLP, independent auditors for the Registrant.(2)

          EX- 99.B12.   None.

          EX- 99.B13.   Investment letter re:  initial $100,000 capital.(2)

          EX- 99.B14.   None.

-------------------
(1)      Filed as an Exhibit to Registrant's Registration Statement on Form N-1A
         filed    electronically    on   May   22,   1997,    accession   number
         0000922423-97-000450 and incorporated by reference.
(2)      Filed herewith.
(3)      To be filed by amendment.

         EX-99.B15.(a)  Plan pursuant to Rule 12b-1, with Form of Selected
                        Dealer Agreement, with respect to Class A Shares of the Trautman Kramer Value Plus Fund.

                   (b) Distribution Plan pursuant to Rule 12b-1, with Form of Selected Dealer Agreement, with respect to Class B shares of the Trautman Kramer Value Plus Fund.(2)

         EX-99.B16.     Schedule for computation of performance quotation.(3)

         EX-99.B17.     None

         EX-99.B18.     None.


-------------------
(1)      Filed as an Exhibit to Registrant's Registration Statement on Form N-1A
         filed    electronically    on   May   22,   1997,    accession   number
         0000922423-97-000450 and incorporated by reference.
(2)      Filed herewith.
(3)      To be filed by amendment.


ITEM 25.  Persons Controlled By or Under Common Control with Registrant


                       None.



ITEM 26.  Number of Holders of Securities


                                                   Number of Record Holders
Title of Class                                     as of  January 28, 1998
--------------                                     -----------------------

Shares of beneficial interest
Trautman Kramer  Value Fund                        1
         ($.001 par value)



ITEM 27. Indemnification

         Section 10.02 of the Registrant's Trust Instrument provides as follows:

(a)  Subject to the exceptions and limitations contained in Subsection 10.02(b):

                (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

                 (i) who  shall  have  been  adjudicated   by a  court  or body
          before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                 (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02


ITEM 28 (a).  Business and Other Connections of Investment Adviser

         Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Trautman Kramer Capital Management, Inc. ("TKCM"), the investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by TKCM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by BSFM (SEC File No. 801-45926).

ITEM 28(b).  Business and Other Connections of Sub-Investment Adviser

         Registrant is fulfilling the requirement of this Item 28(b) to provide a list of the officers and directors of Tocqueville Capital Management, L.P. ("Tocqueville"), the sub-investment adviser of the Registrant's Trautman Kramer Value Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Tocqueville or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Tocqueville (SEC File No. 801- 36209).


ITEM 29. Principal Underwriters

         (a) None.

         (b) The following information is furnished with respect to the officers and partners of Trautman Kramer & Company, the Registrant's principal underwriter. The business address for all persons listed below is 500 Fifth Avenue, New York, NY 10110.

                                                                 Positions and
Name and Principal             Positions and Offices with        Offices
Business Address               Principal Underwriter             with Registrant
----------------               ---------------------             ---------------


Robert Kramer                  Chairman                          Chairman
Mark Barbera                   CFO                               CFO
Gregory Trautman               President                         President


         (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.

ITEM 30. Location of Accounts and Records


         As required by Section 31(a) of the Investment Company Act of 1940, the accounts, books or other documents relating to the Trautman Kramer Value Plus Fund's budget and accruals will be kept by Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202. The accounts, books or other documents of the Fund relating to shareholder accounts and records and dividend disbursements will also be kept by Firstar Trust Company at the above address.


ITEM 31. Management Services

         There are no management-related service contracts not discussed in Parts A and B.

ITEM 32. Undertakings

         (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

         (2) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the effective date of registrant's 1933 Act registration statement.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City New York, and the State of New York on this 3rd day of February, 1998.


                            THE TRAUTMAN KRAMER TRUST



                                        By:/s/ Gregory O. Trautman
                                           ------------------------------
                                           Gregory O. Trautman, President

================================================================================

            Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 3rd day of February, 1998.


 SIGNATURE                              TITLE

/s/ Robert Kramer                      Chairman of the Board and Trustee
-----------------------
Robert Kramer

/s/ Mark Barbera                       Chief Financial Officer
-----------------------
 Mark Barbera

/s/ James Arcara                       Trustee
-----------------------
 James Arcara

/s/ Michael Asch                       Trustee
-----------------------
Michael Asch

/s/ Robert A. DeFruscio                Trustee
-----------------------
Robert A. DeFruscio

/s/ Gregory O. Trautman                Trustee
-----------------------
Gregory O. Trautman

/s/ William Wilson                     Trustee
------------------------
William Wilson

                                INDEX TO EXHIBITS


Exhibit                      Caption


EX-99.B5(a)    Investment Advisory Agreement between Registrant on behalf of the
               Trautman Kramer Capital Value Fund and Trautman Kramer & Capital
               Management, Inc.

EX-99.B5(b)    SubAdvisory Agreement by and between Trautman Kramer Capital
               Management, Inc. and Tocqueville Asset Management, L.P.

EX-99.B6 Distribution Agreement between the Registrant on behalf of the Trautman Kramer Value Plus Fund and Trautman Kramer &
               Company, Inc.

EX-99.B8 Custodian Agreement between Registrant on behalf of Trautman Kramer Value Plus Fund and Firstar Trust Company

EX-99.B9(a)    Fund Administration Servicing Agreement by and between Registrant on behalf of Trautman Kramer Value Plus Fund and Firstar Trust
               Company

EX-99.B9(b)    NSCC Fund/Serv  Networking  Servicing  Agreement  between Firstar
               Trust Company  and  the Registrant on behalf of  Trautman  Kramer
               Value  Plus Fund

EX-99.B9(c)    Fund  Accounting  Servicing  Agreement  between the Registrant on behalf of  Trautman  Kramer  Value  Plus Fund and  Firstar  Trust
               Company

EX-99.B9(d)    Transfer  Agency  Agreement  between the  Registrant on behalf of
               Trautman Kramer Value Plus Fund and Firstar Trust Company

EX-99.B9(e)    Fulfillment Servicing Agreement between Firstar Trust Company and the Registrant on behalf of Trautman Kramer Value Plus Fund

EX-99.B9(f)    Shareholder   Servicing   Plan,   with   Form   of Shareholder
               Servicing Agreement,  with respect to Class A Shares.

EX-99.B9(g)    Shareholder Servicing Plan, with  Form  of Shareholder  Servicing
               Agreement,  with respect to Class B Shares.

EX-99.B10      Opinion of Kramer, Levin, Naftalis & Frankel

EX-99.B11(a)   Consent of Kramer,  Levin,  Naftalis & Frankel,  Counsel  for the
               Registrant

EX-99.B11(b)   Consent of Ernst & Young  LLP,  independent  accountants  for the
               Registrant

EX-99.B13      Investment letter re: initial $100,000 capital

EX-99.B15(a)   Plan pursuant to Rule 12b-1, with Form of Selected Dealer
               Agreement,  with respect to Class A Shares of the  Trautman
               Kramer  Value Plus Fund.

EX-99.B15(b)   Distribution  Plan  pursuant to Rule  12b-1,  with Form of
               Selected Dealer Agreement, with respect to Class B shares of the Trautman Kramer Value Plus Fund.


EX-99.B18      Rule 18f-3 Multiple Class Plan